International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows

(Parent Company Only)

Years ended December 31, 2023, 2022 and 2021

(Dollars in Thousands)

	2023	2022	2021
Operating activities:
Net income	$411,768	$300,232	$253,922
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	500	437	—
Unrealized (gain) loss on equity securities with readily determinable fair values	(14)	36	(51)
Stock compensation expense	330	449	506
Increase (decrease) in other liabilities	4,911	1,743	(8,084)
Equity in undistributed net income of subsidiaries	(240,654)	(74,413)	(168,603)
Net cash provided by operating activities	176,841	228,484	77,690
Investing activities:
Net (increase) decrease in notes receivable	(20,170)	(32,556)	1,549
Increase in other assets and other investments	(33,285)	(43,343)	(11,787)
Net cash used in investing activities	(53,455)	(75,899)	(10,238)
Financing activities:
Redemption of long-term debt	(25,774)	—	—
Proceeds from stock transactions	1,167	1,537	2,414
Payments of cash dividends - common	(78,247)	(75,375)	(72,838)
Purchase of treasury stock	(4,611)	(52,048)	(716)
Net cash used in financing activities	(107,465)	(125,886)	(71,140)
Increase (decrease) in cash	15,921	26,699	(3,688)
Cash at beginning of year	89,263	62,564	66,252
Cash at end of year	$105,184	$89,263	$62,564